Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 114,791	$ 111,716
Principal	57,228	75,134	$ 110,022
Debt repayments	237,087
Capital expenditure commitments	72,013
Commitment fees on revolving credit facility	7,988
Other liabilities	2,331
2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	114,791
Debt repayments	207,393
Capital expenditure commitments	72,013
Commitment fees on revolving credit facility	2,700
Other liabilities	2,331
2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	14,274
Capital expenditure commitments	0
Commitment fees on revolving credit facility	2,700
Other liabilities	0
2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	11,361
Capital expenditure commitments	0
Commitment fees on revolving credit facility	2,588
Other liabilities	0
2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	1,981
Capital expenditure commitments	0
Commitment fees on revolving credit facility	0
Other liabilities	0
2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	2,078
Capital expenditure commitments	0
Commitment fees on revolving credit facility	0
Other liabilities	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	23,102	42,408
Interest (estimated)	1,689
Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	993
Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	548
Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	148
Fekola Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Fekola Equipment Loan Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	872	$ 3,865
Interest (estimated)	28
Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	28
Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	23,418
Principal | Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	9,643
Principal | Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,788
Principal | Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,987
Principal | Fekola Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	872
Principal | Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	872
Principal | Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,957
Principal | Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	4,022
Principal | Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,238
Principal | Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,638
Principal | Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,981
Principal | Lease liabilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,078
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	154,755
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	130,349
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	11,574
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	8,773
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	1,981
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 2,078